Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Long-term Debt [Abstract]
Long-term debt, Principal payments
Twelve month periods ending	Amount
June 30, 2018	$7,532
June 30, 2019	267,630
June 30, 2020	210,064
June 30, 2021	135,246
June 30, 2022	83,078
June 30, 2023 and thereafter	64,143
Total Long term debt	$767,693
Unamortized Deferred financing fees	8,263
Total Long term debt, net	$759,430
Current portion of long term debt	7,532
Long term debt, net	751,898

Interest and finance costs
	Six month period ended June 30,
	2016	2017
Interest on long term debt and capital leases	$19,651	$23,008
Less: Interest capitalized	($2,578)	($1,260)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 15)	$667	$473
Amortization of deferred finance charges	$1,561	$1,288
Other bank and finance charges	$393	$257
Interest and finance costs	$19,694	$23,766